SUPPLEMENT TO THE CURRENTLY EFFECTIVE INSTITUTIONAL CLASS
               PROSPECTUS OF EACH OF THE LISTED FUNDS/PORTFOLIOS:

                             ----------------------


Cash Reserve Fund, Inc.:                    DWS Dreman Small Cap Value Fund             DWS Large Company Growth Fund
  Prime Series                              DWS EAFE(R) Equity Index Fund               DWS Lifecycle Long Range Fund
DWS Alternative Asset Allocation Plus Fund  DWS Emerging Markets Equity Fund            DWS LifeCompass Income Fund
Cash Management Fund Institutional          DWS Emerging Markets Fixed Income Fund      DWS LifeCompass Protect Fund
DWS Balanced Fund                           DWS Equity 500 Index Fund                   DWS Managed Municipal Bond Fund
DWS Blue Chip Fund                          DWS Equity Income Fund                      DWS Micro Cap Fund
DWS Capital Growth Fund                     DWS Equity Partners Fund                    DWS Mid Cap Growth Fund
DWS Climate Change Fund                     DWS Europe Equity Fund                      DWS Money Market Series
DWS Commodity Securities Fund               DWS Floating Rate Plus Fund                 DWS RREEF Global Real Estate Securities
DWS Communications Fund                     DWS Gold & Precious Metals Fund             Fund
DWS Core Fixed Income Fund                  DWS Growth & Income Fund                    DWS RREEF Global Infrastructure Fund
DWS Core Plus Allocation Fund               DWS Health Care Fund                        DWS RREEF Real Estate Securities Fund
DWS Core Plus Income Fund                   DWS High Income Fund                        DWS Short Duration Fund
DWS Disciplined Long/Short Growth Fund      DWS High Income Plus Fund                   DWS Short-Term Municipal Bond Fund
DWS Disciplined Long/Short Value Fund       DWS Inflation Protected Plus Fund           DWS Small Cap Growth Fund
DWS Disciplined Market Neutral Fund         DWS Intermediate Tax/AMT Free Fund          DWS Strategic Government Securities Fund
DWS Dreman Concentrated Value Fund          DWS International Fund                      DWS Strategic High Yield Tax Free Fund
DWS Dreman High Return Equity Fund          DWS International Select Equity Fund        DWS Technology Fund
DWS Dreman Mid Cap Value Fund               DWS International Value Opportunities Fund  DWS U.S. Bond Index Fund
                                            DWS Large Cap Value Fund                    DWS Value Builder Fund

--------------------------------------------------------------------------------

On or about July 25, 2008, the following information replaces in its entirety the disclosure under "Investment minimums" in the "Buying and Selling Institutional Class Shares" section of each fund's/portfolio's Institutional Class prospectus:

Investment minimums

Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements. The minimum initial investment is waived for:

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

o Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.

o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.


                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group

July 25, 2008
DMF-3672

o For DWS Capital Growth Fund, DWS Core Fixed Income Fund, DWS Dreman High Return Equity Fund and DWS Dreman Small Cap Value Fund only: Shareholders with existing Institutional Class accounts prior to July 23, 2007 who purchased shares through certain broker-dealers authorized to sell shares of the funds.

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Employee benefit plan platforms approved by the Advisor that invest in the fund through an omnibus account, and that meet, or in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

Each fund reserves the right to modify the above eligibility requirements and investment minimums at any time. In addition, each Fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional Class shares of the Fund equals or exceeds the minimum initial investment amount but where a particular account or program may not on its own meet such minimum amount.














               Please Retain This Supplement for Future Reference


July 25, 2008
DMF-3672